JPMORGAN INSURANCE TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Insurance Trust (the “Trust”), on behalf of
JPMorgan Insurance Trust Mid Cap Value Portfolio (the “Portfolio”)
File No. 33-66080
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Portfolio. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Portfolio. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Portfolio submitted on November 2, 2020.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase